UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.9%
Financials - 17.5%
Banks - 12.3%
Axis Bank Ltd.	8,310	$65,774
Banco do Brasil SA	17,500	156,487
Banco Macro SA (ADR)	650	28,425
Bangkok Bank PCL (NVDR)	25,800	151,539
Bank of Baroda	6,170	105,367
Bank of China Ltd.-Class H	1,055,000	592,139
Bank of Communications Co., Ltd.-Class H	109,000	100,925
BS Financial Group, Inc.	6,976	91,844
China CITIC Bank Corp. Ltd.-Class H	126,000	100,291
China Construction Bank Corp.-Class H	420,000	341,971
Chongqing Rural Commercial Bank	666,000	414,053
DGB Financial Group, Inc.	6,650	68,356
Industrial & Commercial Bank of China Ltd.-Class H	620,000	452,719
Itausa-Investimentos Itau SA (Preference Shares)	66,500	234,909
Kasikornbank PCL	8,200	56,763
Kasikornbank PCL (NVDR)	11,000	76,079
Komercni Banka AS	2,370	487,749
Punjab National Bank	31,950	109,947
State Bank of India	47,950	235,559

		3,870,896

Capital Markets - 0.2%
CETIP SA-Mercados Organizados	4,200	50,877

Consumer Finance - 0.1%
Credito Real SAB de CV	21,842	46,752

Diversified Financial Services - 0.7%
Power Finance Corp., Ltd.	23,600	112,085
Remgro Ltd.	5,180	113,321

		225,406

Insurance - 0.3%
New China Life Insurance Co., Ltd.-Class H	16,800	84,407

Real Estate Investment Trusts (REITs) - 1.0%
CapitaCommercial Trust	105,000	138,627
Capital Property Fund (a)	64,900	74,506
Mapletree Logistics Trust	111,651	99,691

		312,824

Real Estate Management & Development - 2.7%
Country Garden Holdings Co., Ltd.	272,000	107,483
Kaisa Group Holdings Ltd. (b)(c)(d)	484,000	99,238
KWG Property Holding Ltd.	740,500	504,246
Wharf Holdings Ltd. (The)	13,000	93,328
Wing Tai Holdings Ltd.	44,000	54,177

		858,472

Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	8,440	58,079

		5,507,713

Company	Shares	U.S. $ Value
Information Technology - 11.6%
Electronic Equipment, Instruments & Components - 0.9%
Hon Hai Precision Industry Co., Ltd.	36,000	$99,414
Largan Precision Co., Ltd.	2,000	149,713
Yageo Corp.	29,954	48,058

		297,185

Internet Software & Services - 0.5%
NetEase, Inc. (ADR)	1,440	142,762

IT Services - 1.1%
Cognizant Technology Solutions Corp.-Class A (a)	1,120	58,979
HCL Technologies Ltd.	9,440	238,411
Tata Consultancy Services Ltd.	1,410	57,145

		354,535

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Semiconductor Engineering, Inc.	70,000	83,134
King Yuan Electronics Co., Ltd.	197,000	157,174
Kinsus Interconnect Technology Corp.	19,000	62,778
MediaTek, Inc.	11,000	159,912
Radiant Opto-Electronics Corp.	141,000	448,921
Transcend Information, Inc.	116,000	359,958

		1,271,877

Technology Hardware, Storage & Peripherals - 5.1%
Asustek Computer, Inc.	38,000	414,618
Casetek Holdings Ltd.	59,000	332,229
Catcher Technology Co., Ltd.	4,000	30,890
Inventec Corp.	144,000	96,307
Lite-On Technology Corp.	86,240	98,519
Samsung Electronics Co., Ltd.	130	156,292
Wistron Corp.	522,962	471,133

		1,599,988

		3,666,347

Utilities - 7.8%
Electric Utilities - 3.5%
CEZ AS	16,270	417,779
Light SA	8,100	51,863
Luz del Sur SAA	49,170	178,725
Reliance Infrastructure Ltd.	14,280	115,180
Transmissora Alianca de Energia Eletrica SA	47,300	335,239

		1,098,786

Gas Utilities - 0.5%
Aygaz AS	38,910	163,202

Independent Power Producers & Energy Traders - 3.4%
AES Tiete SA (Preference Shares)	17,600	119,973
Datang International Power Generation Co., Ltd.-Class H	204,000	110,149
Huadian Power International Corp. Ltd.-Class H	254,000	220,354
Huaneng Power International, Inc.-Class H	336,000	454,884
NTPC Ltd.	68,980	156,844

		1,062,204

Company	Shares	U.S. $ Value
Water Utilities - 0.4%
Cia de Saneamento do Parana (Preference Shares)	63,300	$138,116

		2,462,308

Consumer Discretionary - 6.2%
Auto Components - 0.2%
Motherson Sumi Systems Ltd.	8,440	60,784

Automobiles - 1.3%
Kia Motors Corp.	2,980	141,598
Suzuki Motor Corp.	5,600	167,817
Tata Motors Ltd.	6,830	53,428
Tofas Turk Otomobil Fabrikasi AS	8,110	55,266

		418,109

Hotels, Restaurants & Leisure - 0.1%
Yum! Brands, Inc.	430	31,326

Household Durables - 1.0%
Even Construtora e Incorporadora SA	17,400	35,609
Skyworth Digital Holdings Ltd.	548,000	296,555

		332,164

Internet & Catalog Retail - 0.1%
GS Home Shopping, Inc.	180	35,937

Media - 0.6%
Smiles SA	4,800	83,154
Sun TV Network Ltd.	17,950	107,759

		190,913

Specialty Retail - 0.5%
Mr Price Group Ltd.	7,180	145,243

Textiles, Apparel & Luxury Goods - 2.4%
Feng TAY Enterprise Co., Ltd.	14,680	44,578
NIKE, Inc.-Class B	2,240	215,376
Pacific Textiles Holdings Ltd.	253,000	335,391
Yue Yuen Industrial Holdings Ltd.	43,000	154,343

		749,688

		1,964,164

Industrials - 4.1%
Airlines - 0.4%
Turk Hava Yollari (a)	27,730	113,942

Commercial Services & Supplies - 0.3%
Cleanaway Co., Ltd.	24,000	110,681

Electrical Equipment - 0.1%
Jiangnan Group Ltd.	166,000	28,685

Industrial Conglomerates - 0.7%
Hopewell Holdings Ltd.	14,500	52,782
Jardine Strategic Holdings Ltd.	4,500	153,032

		205,814

Company	Shares	U.S. $ Value
Professional Services - 0.2%
Qualicorp SA (a)	5,000	$52,291

Road & Rail - 0.2%
Localiza Rent a Car SA	5,100	68,513

Transportation Infrastructure - 2.2%
Grupo Aeroportuario del Pacifico SAB de CV-Class B	25,870	162,054
Hopewell Highway Infrastructure Ltd.	925	464
Jiangsu Expressway Co., Ltd.-Class H	156,000	185,736
Zhejiang Expressway Co., Ltd.-Class H	302,000	351,675

		699,929

		1,279,855

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 1.3%
Telekomunikasi Indonesia Persero Tbk PT	704,000	161,799
Telenor ASA	12,040	243,553

		405,352

Wireless Telecommunication Services - 2.2%
Advanced Info Service PCL	3,400	25,939
China Mobile Ltd.	33,000	387,375
SK Telecom Co., Ltd.	710	173,661
Turkcell Iletisim Hizmetleri AS (a)	20,420	124,613

		711,588

		1,116,940

Consumer Staples - 3.0%
Food Products - 0.9%
AVI Ltd.	27,250	182,568
Universal Robina Corp.	25,800	112,485

		295,053

Household Products - 0.9%
Colgate-Palmolive Co.	4,020	278,144

Personal Products - 0.5%
Amorepacific Corp.	70	141,320

Tobacco - 0.7%
British American Tobacco PLC	990	53,649
KT&G Corp.	2,340	162,474

		216,123

		930,640

Materials - 2.8%
Chemicals - 2.3%
Huabao International Holdings Ltd.	345,000	281,154
Mitsubishi Gas Chemical Co., Inc.	34,000	170,642
PTT Global Chemical PCL	37,800	58,883
UPL Ltd.	38,160	208,729

		719,408

Company		Shares	U.S. $ Value
Construction Materials - 0.1%
Grasim Industries Ltd.		550	$29,429

Paper & Forest Products - 0.4%
Sappi Ltd. (a)		39,500	143,217

			892,054

Health Care - 2.8%
Biotechnology - 0.3%
Medy-Tox, Inc.		400	115,615

Health Care Providers & Services - 1.7%
Life Healthcare Group Holdings Ltd.		57,450	212,229
Odontoprev SA		54,700	202,897
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H		50,500	113,709

			528,835

Pharmaceuticals - 0.8%
Lupin Ltd.		3,800	85,855
Richter Gedeon Nyrt		3,880	52,252
Sun Pharmaceutical Industries Ltd.		8,010	104,677

			242,784

			887,234

Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
China Petroleum & Chemical Corp.-Class H		168,000	136,053
Eni SpA		5,770	101,070
KazMunaiGas Exploration Production JSC (GDR) (e)		12,710	184,295
Lukoil OAO (Sponsored ADR)		9,190	352,437
Petronet LNG Ltd.		10,420	34,361

			808,216

Total Common Stocks (cost $18,708,319)			19,515,471

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 7.9%
Colombia - 0.8%
Colombia Government International Bond
2.625%, 3/15/23	U.S.$	265	244,595

Hungary - 1.1%
Hungary Government International Bond
5.75%, 11/22/23		112	124,180
6.25%, 1/29/20		116	130,355
6.375%, 3/29/21		62	70,874

			325,409

Company		Principal Amount (000)	U.S. $ Value
Indonesia - 1.3%
Indonesia Government International Bond
3.375%, 4/15/23 (e)	U.S.$	444	$419,580

Mexico - 0.4%
Mexico Government International Bond
4.00%, 10/02/23		124	128,650

Peru - 0.5%
Peruvian Government International Bond
7.35%, 7/21/25		117	155,318

Poland - 0.3%
Poland Government International Bond
5.00%, 3/23/22		87	97,457

Qatar - 1.0%
Qatar Government International Bond
4.50%, 1/20/22 (e)		285	312,075

Romania - 0.4%
Romanian Government International Bond
4.875%, 1/22/24 (e)		116	126,730

Russia - 1.1%
Russian Foreign Bond-Eurobond
7.50%, 3/31/30 (e)		339	351,164

South Africa - 0.7%
South Africa Government International Bond
5.875%, 9/16/25		200	225,000

Uruguay - 0.3%
Uruguay Government International Bond
4.50%, 8/14/24		92	96,600

Total Governments - Sovereign Bonds (cost $2,429,868)			2,482,578

QUASI-SOVEREIGNS - 6.3%
Quasi-Sovereign Bonds - 6.3%
Azerbaijan - 0.6%
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/23 (e)		200	190,500

Chile - 0.6%
Empresa Nacional del Petroleo
4.375%, 10/30/24 (e)		200	196,000

Hungary - 0.6%
Magyar Export-Import Bank Zrt
4.00%, 1/30/20 (e)		200	198,550

Indonesia - 0.6%
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (e)		200	182,250

Company		Principal Amount (000)	U.S. $ Value
Kazakhstan - 0.5%
KazMunayGas National Co. JSC
5.75%, 4/30/43 (e)	U.S.$	200	$167,000

Mexico - 1.3%
Petroleos Mexicanos
3.50%, 1/30/23		247	236,256
4.25%, 1/15/25 (e)		48	47,688
5.50%, 6/27/44		109	111,180

			395,124

Turkey - 0.8%
Export Credit Bank of Turkey 5.
375%, 11/04/16 (e)		224	234,331

Venezuela - 1.3%
Petroleos de Venezuela SA
6.00%, 5/16/24 (e)		225	84,375
8.50%, 11/02/17 (e)		239	136,536
9.00%, 11/17/21 (e)		238	104,125
9.75%, 5/17/35 (e)		207	94,444

			419,480

Total Quasi-Sovereigns (cost $2,114,791)			1,983,235

EMERGING MARKETS - SOVEREIGNS - 6.3%
Angola - 0.8%
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (e)		250	248,750

Argentina - 0.3%
Argentina Boden Bonds
7.00%, 10/03/15		107	104,209

Belarus - 0.9%
Republic of Belarus
8.75%, 8/03/15 (e)		300	282,510

Dominican Republic - 0.8%
Dominican Republic International Bond
5.875%, 4/18/24 (e)		125	127,500
7.45%, 4/30/44 (e)		114	124,830

			252,330

Ecuador - 0.5%
Ecuador Government International Bond
7.95%, 6/20/24 (e)		200	171,000

El Salvador - 0.3%
El Salvador Government International Bond
6.375%, 1/18/27 (e)		93	93,233

Company		Principal Amount (000)	U.S. $ Value
Iraq - 0.7%
Republic of Iraq
5.80%, 1/15/28 (e)	U.S.$	250	$208,750

Ivory Coast - 0.4%
Ivory Coast Government International Bond
5.75%, 12/31/32 (e)		124	118,420

Sri Lanka - 0.9%
Sri Lanka Government International Bond
6.00%, 1/14/19 (e)		281	292,240

United Republic of Tanzania - 0.7%
Tanzania Government International Bond
6.329%, 3/09/20 (e)(f)		200	209,004

Total Emerging Markets - Sovereigns (cost $1,989,226)			1,980,446

GOVERNMENTS - TREASURIES - 3.3%
Australia - 1.0%
Australia Government Bond Series 132
5.50%, 1/21/18	AUD	352	315,760

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Series B
6.00%, 8/15/22	BRL	68	63,721

Indonesia - 0.1%
Indonesia Treasury Bond Series FR69
7.875%, 4/15/19	IDR	636,000	51,673

Mexico - 1.6%
Mexican Bonos Series M
7.75%, 11/13/42	MXN	2,448	191,018
Series M 10
8.50%, 12/13/18		3,960	302,443

			493,461

United States - 0.4%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	119	128,111

Total Governments - Treasuries (cost $1,152,743)			1,052,726

EMERGING MARKETS - CORPORATE BONDS - 3.3%
Industrial - 3.3%
Basic - 0.6%
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (e)		200	168,000

Company		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.8%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (e)	U.S.$	248	$259,160

Consumer Non-Cyclical - 1.9%
Arcelik AS
5.00%, 4/03/23 (e)		260	249,600
Marfrig Holding Europe BV
8.375%, 5/09/18 (e)		200	197,000
Tonon Bioenergia SA
9.25%, 1/24/20 (e)		275	154,000
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (g)		202	4,040

			604,640

Total Emerging Markets - Corporate Bonds (cost $1,292,733)			1,031,800

		Shares
WARRANTS - 1.4%
Industrials - 1.0%
Airlines - 1.0%
Air Arabia PJSC, Deutsche Bank, London, expiring 7/31/17 (a)		728,930	297,693

Financials - 0.4%
Banks - 0.4%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG, expiring 5/26/17 (a)		7,140	134,328

Total Warrants (cost $384,160)			432,021

		Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 0.6%
Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Petrobras Global Finance BV
6.25%, 3/17/24	U.S.$	145	137,973

Industrial - 0.2%
Basic - 0.2%
Vale Overseas Ltd.
6.875%, 11/21/36		62	65,360

Total Corporates - Investment Grade (cost $223,627)			203,333

EMERGING MARKETS - TREASURIES - 0.6%
Dominican Republic - 0.6%
Dominican Republic International Bond
16.00%, 7/10/20 (g) (cost $208,580)	DOP	7,100	192,305

Company		Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.6%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (e) (cost $200,343)	U.S.$	200		$186,000

		Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Funds and Investment Trusts - 0.1%
iShares MSCI Emerging Markets Expiration: Feb 2015, Exercise Price: $ 39.50 (a)(h) (premiums paid $35,969)		248		30,504

		Shares
RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
Dgb Financial Group Inc-R, expiring 1/20/15 (a)(c) (cost $0)		9		9

SHORT-TERM INVESTMENTS - 7.0%
Investment Companies - 6.7%
AB Fixed-Income Shares, - Government STIF Portfolio, 0.09% (i)(j) (cost $2,118,987)		2,118,987		2,118,987

		Principal Amount (000)
Time Deposits - 0.3%
BBH, Grand Cayman
0.005%, 1/05/15	JPY	1,515		12,646
0.005%, 1/02/15	SGD	1		698
HSBC Bank PLC, London
0.005%, 1/02/15	HKD	506		65,238
0.031%, 1/02/15	GBP	2		2,828
0.054%, 1/02/15	CAD	1		695
0.08%, 1/02/15	EUR	1		1,140
0.1%, 1/02/15	NOK	6		825
1.65%, 1/02/15	AUD	– 0	–+	6
3.75%, 1/02/15	ZAR	40		3,435

Total Time Deposits (cost $87,697)				87,511

Total Short-Term Investments (cost $2,206,684)				2,206,498

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $30,947,043)		$31,296,926

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Exchange Reserves - Class I, 0.07% (i)(j) (cost $85,184)	85,184	85,184

Total Investments - 99.6% (cost $31,032,227) (k)		31,382,110
Other assets less liabilities - 0.4%		119,172

Net Assets - 100.0%		$31,501,282

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Market Mini Futures	2	March 2015	$94,530	$95,320	$790
U.S. Ultra Bond (CBT) Futures	1	March 2015	156,907	165,188	8,281

					$9,071

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	457	MXN	6,580	3/18/15	$(12,963)
Brown Brothers Harriman & Co.	CZK	15,237	USD	680	3/18/15	13,864
Brown Brothers Harriman & Co.	NOK	956	USD	133	3/18/15	4,894
Goldman Sachs Bank USA	AUD	390	USD	322	3/18/15	4,851
Goldman Sachs Bank USA	USD	1,009	KRW	1,128,906	3/18/15	14,386
Royal Bank of Scotland PLC	USD	176	PEN	526	3/18/15	(1,957)
Standard Chartered Bank	USD	700	CNY	4,331	3/18/15	(656)
Standard Chartered Bank	USD	262	PHP	11,770	3/18/15	(169)

						$22,250

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA: Venezuela Government International Bond,
9.25% 9/15/27, 9/20/16*	5.00%	56.97%	$400	$189,905	$39,226	$150,679
Sale Contracts
Barclays Bank PLC: CDX-EM Series 22, 5 Year Index, 12/20/19*	1.00	3.47	340	(35,387)	(31,295)	(4,092)
Citibank, NA: CDX-EM Series 22, 5 Year Index, 12/20/19*	1.00	3.47	960	(97,490)	(69,047)	(28,443)

				$57,028	$(61,116)	$118,144

*	Termination date
+	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Represents entire or partial securities out on loan.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $6,119,640 or 19.4% of net assets.
(f)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.62% of net assets as of December 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond 16.00%, 7/10/20	9/11/12	$208,580	$192,305	0.61%
Virgolino de Oliveira Finance SA 11.75%, 2/09/22	7/12/13	173,489	4,040	0.01

(h)	One contract relates to 100 shares.
(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(k)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,125,360 and gross unrealized depreciation of investments was $(1,775,477), resulting in net unrealized appreciation of $349,883.

Currency Abbreviation:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN * December 31, 2014 (unaudited)
18.7%	China
10.1%	Taiwan
7.5%	Brazil
6.2%	India
4.7%	Mexico
4.0%	South Africa
3.5%	South Korea
3.0%	Turkey
2.9%	Czech Republic
2.6%	Indonesia
2.4%	United States
2.2%	Russia
1.8%	Hungary
23.3%	Other
7.1%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5 % or less in the following countries: Angola, Argentina, Australia, Azerbaijan, Belarus, Chile, Colombia, Dominican Republic, Ecuador, El Salvador, Hong Kong, Iraq, Italy, Ivory Coast, Japan, Kazakhstan, Norway, Peru, Philippines, Poland, Qatar, Romania, Singapore, Sri Lanka, Thailand, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay and Venezuela.

AB Emerging Markets Multi-Asset Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities	Level 1		Level 2		Level 3		Total
Common Stocks:
Financials	$591,956		$4,816,519		$99,238		$5,507,713
Information Technology	258,886		3,407,461		– 0	–	3,666,347
Utilities	823,915		1,638,393		– 0	–	2,462,308
Consumer Discretionary	700,856		1,263,308		– 0	–	1,964,164
Industrials	311,543		968,312		– 0	–	1,279,855
Telecommunication Services	– 0	–	1,116,940		– 0	–	1,116,940
Consumer Staples	278,144		652,496		– 0	–	930,640
Materials	– 0	–	892,054		– 0	–	892,054
Health Care	202,897		684,337		– 0	–	887,234
Energy	536,732		271,484		– 0	–	808,216
Governments - Sovereign Bonds	– 0	–	2,482,578		– 0	–	2,482,578
Quasi-Sovereigns	– 0	–	1,983,235		– 0	–	1,983,235
Emerging Markets - Sovereigns	– 0	–	1,980,446		– 0	–	1,980,446
Governments - Treasuries	– 0	–	1,052,726		– 0	–	1,052,726
Emerging Markets - Corporate Bonds	– 0	–	1,031,800		– 0	–	1,031,800
Warrants	– 0	–	432,021		– 0	–	432,021
Corporates - Investment Grade	– 0	–	203,333		– 0	–	203,333
Emerging Markets - Treasuries	– 0	–	– 0	–	192,305		192,305
Governments - Sovereign Agencies	– 0	–	186,000		– 0	–	186,000
Options Purchased - Puts	– 0	–	30,504		– 0	–	30,504
Rights	– 0	–	– 0	–	9		9
Short-Term Investments:
Investment Companies	2,118,987		– 0	–	– 0	–	2,118,987
Time Deposits	– 0	–	87,511		– 0	–	87,511
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	85,184		– 0	–	– 0	–	85,184

Total Investments in Securities	5,909,100		25,181,458 +		291,552		31,382,110

Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	150,679		– 0	–	150,679
Futures	8,281		790		– 0	–	9,071
Forward Currency Exchange Contracts	– 0	–	37,995		– 0	–	37,995
Liabilities
Credit Default Swaps	– 0	–	(32,535)		– 0	–	(32,535)
Forward Currency Exchange Contracts	– 0	–	(15,745)		– 0	–	(15,745)

Total^	$5,917,381		$25,322,642		$291,552		$31,531,575

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Emerging Markets - Treasuries		Rights			Totals
Balance as of 3/31/14	$	– 0	–	$190,419		$	– 0	–	$190,419
Accrued discounts/ (premiums)		– 0	–	(2,251)			– 0	–	(2,251)
Realized gain (loss)		3,781		– 0	–		1,901		5,682
Change in unrealized appreciation/depreciation		(61,064)		4,137			9		(56,918)
Purchases		231,652		– 0	–		– 0	–	231,652
Sales		(75,131)		– 0	–		(1,901)		(77,032)
Transfers into Level 3		– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 12/31/14		$99,238		$192,305			$9		$291,552

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14.		$(61,064)		$4,137			$9		$(56,918)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 23, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 23, 2015